[QUARLES & BRADY LLP LETTERHEAD]


                                   May 3, 2007

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
100 F. Street, NE
Washington DC 20549

      Re:   Woodmen Variable Annuity Account (the "Registrant")
            1933 Registration No. 333-101231
            1940 Act File No. 811-21254

            Rule 497(j) Certification for Prospectus and Statement of Additional Information in Connection with Post-Effective Amendment No. 5 to Registration Statement on Form N-4

Ladies and Gentlemen:

      This is to certify that the definitive Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) of the Securities Act of 1933 in connection with Post-Effective Amendment No. 5 (the "Amendment") to the Registration Statement on Form N-4 of the Registrant named above would not have contained any changes as compared to the form of the Prospectus and Statement of Additional Information included in said Amendment. Therefore, this certification is made in lieu of filing under paragraph (c) of Rule 497.

      The Amendment was filed on April 30, 2007 and automatically became effective on May 1, 2007 pursuant to Rule 485(b). The definitive Prospectus and Statement of Additional Information are dated May 1, 2007.


                                             Very truly yours,

                                             QUARLES & BRADY LLP



                                             Fredrick G. Lautz

FGL:ba
971062.40010

cc:   Joseph F. Wreschnig, Esq.